VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.5 - Schedule 2

TPR Firm:		Date Submitted:	4/18/2024
Client Name:	Vista Point	Report:	Loan Level Exceptions
Client Project:	VSTA 2024-1	Loans in report:	26

Report Date	Loan Number	Incenter ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
4/18/2024	7316-5138	XXX	XXX	XXX	1) UPDATED 3/24/23: Received lender commentary and all leases - Cleared.
///   UPDATED 3/22/23: Received lease for Unit A and Notice of Change in
Terms of Tenancy for Unit B. Missing actual lease for Unit B.   ///    Missing
all leases for XXX verifying gross rents of $XXX/mo.  Only Unit C lease in file
COMMENTS: UPDATED 3/24/23: Received lender commentary and all leases - Cleared.

2) UPDATED 3/22/23: Received updated Final 1003 - Cleared.   ///   Missing
copy of URLA reflecting correct loan terms.  Lender Loan Information
Section of Final 1003 reflects loan amount of $XXX
COMMENTS: UPDATED 3/22/23: Received updated Final 1003 - Cleared.

3) UPDATED 3/22/23: Received lender LOX and bank statements - 3 months consecutive bank statements used in lieu of YTD P&L per guidelines.
///   UPDATED 3/22/23: Page 17 of guidelines require Current YTD P&L.
Missing YTD P&L from XXX to XXX.   ///    Missing updated YTD P&L.
Year End XXX P&L in file expired XXX.  Note is dated XXX
COMMENTS: UPDATED 3/22/23: Received lender LOX and bank
statements - 3 months consecutive bank statements used in lieu of
							YTD P&L per guidelines.			Compensating Factors: 1. Fico Score is XXX. Minimum required 720 2. DTI XXX%. Max allowed 50%	3/15/2023	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
4/18/2024	7316-5145	XXX	XXX	XXX	1) UPDATED 4/10/23: Received. /// The LOE does not address the purpose and outcome of the following new inquiries from updated credit report:XXX - XXX, XXX, XXX, XXX XXX - XXX
COMMENTS: UPDATED 4/10/23: Received.

2) //UPDATE:  04/07/2023 Received an explanation that Lender utilized the mailbox rule, however, this does NOT have to do with TRID Timing.  Borrower(s) eSigned a Closing Disclosure and therefore Proof of Borrower's eConsent is required.Missing the following required Federal Disclosures:  Electronic Consent/ eSign Form completed prior to earliest esign event for both borrowers.
COMMENTS: 04/10/2023 Received eConsent

//UPDATE:  04/07/2023 Received an explanation that Lender utilized the mailbox rule, however, this does NOT have to do with TRID Timing.  Borrower(s) eSigned a Closing Disclosure and therefore Proof of Borrower's eConsent is required.

3) UPDATED 4/3/23: Received - Cleared.   ///   Missing URLA Lender Loan Information section of Final 1003
							COMMENTS: UPDATED 4/3/23: Received - Cleared.			Compensating Factors: 1. XXX credit score; XXX points above program minimum credit score of 700 2. XXX months reserves	3/30/2023	Primary Residence	VA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
4/18/2024	7316-5215	XXX	XXX	XXX	1) UPDATED 5/11/23: Lender LOX received - Individual Assistance not declared forXXX /// FEMA disaster area declared: Severe storm declared XXX. Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
COMMENTS: UPDATED 5/11/23: Lender LOX received - Individual Assistance not declared for XXX.

2) UPDATED 5/17/23: Received.   ///   Missing legible paystub for XXX for pay period ending XXX.  Paystub in file is illegible.  Left and right sides of paystub are cut off
							COMMENTS: UPDATED 5/17/23: Received.			Compensating Factors: 1. Fico score is XXX. Minimum required 660.00 2. DTI XXX%. Max allowed 50%	5/9/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
4/18/2024	7316-5172	XXX	XXX	XXX	1) UPDATED 5/3/23: Individual Assistance not granted for XXX. /// FEMA disaster area declared: Severe storm declared XXX. Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
COMMENTS: UPDATED 5/3/23: Individual Assistance not granted for Los Angeles county.

2) UPDATED 5/8/23: Received.   ///   Missing Hazard Insurance Policy listing XXX as additional insured.
COMMENTS: UPDATED 5/8/23: Received.

3) UPDATED 5/2/23: Received.   ///   Missing a verbal VOE within 10 business days prior to the Note Date for XXX from XXX
COMMENTS: UPDATED 5/2/23: Received.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 720
2. XXX% LTV; XXX% below 90% program maximum
3. Borrower has been employed for the last XXX years
										4. DTI ratio of XXX%; XXX% less than 50% program maximum	5/2/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
4/18/2024	7316-5209	XXX	XXX	XXX	1) UPDATED 5/15/23: Received account statements. /// UPDATED 5/12/23: Lender commentary received - File is missing XXX statement for account ending in XXX & XXX account ending in XXX to compare to payoff amounts listed on Final CD. /// Missing a current payoff demand and evidence that XXX, account ending XXX, XXX ending XXX and XXX account ending XXX has been satisfied with a -0- balance.
COMMENTS: UPDATED 5/15/23: Received account statements.

2) UPDATED 5/12/23: Lender LOX received - XXX county not granted individual assistance.   ///   FEMA disaster area declared: Severe storm declared XXX. Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
COMMENTS: UPDATED 5/12/23: Lender LOX received - XXX not granted individual assistance.

3) UPDATED 5/12/23: Received Cleared fraud report.   ///   Missing documentation to support lender addressed/cleared all high risk items on fraud report.
COMMENTS: UPDATED 5/12/23: Received Cleared fraud report.

4) UPDATED 5/30/23: Received.   ///   UPDATED 5/15/23: Received Settlement Statement for 2nd lien. Still missing Note for the Senior lien dated XXX in the amount of $XXX per Drive report.   ///   Missing copy of senior lien note dated XXX. The note in the file is for a prior mortgage.
COMMENTS: UPDATED 5/30/23: Received.

5) UPDATED 6/7/23: Received revised appraisal report.   ///   UPDATED 5/19/23: Lender commentary received - Comments from appraiser noting subject does not have CO detectors contradicts the photo of a CO detector in the report. Still missing revised appraisal reflecting revised appraiser comments that property does have CO detectors installed.   ///   UPDATED 5/18/23: Lender commentary received - CA building code requires detectors be installed outside of each separate sleeping area of each bedroom. If CO detectors are installed per appraisal photos, provide updated appraisal revising commentary.   ///   Missing 442 with photos verifying the required CO detectors have been installed. Appraiser comments on page 11 of the appraisal report that the subject does not have the required CO detectors; there is a photo of a CO detector, but unknown the number of detectors required per code.
COMMENTS: UPDATED 6/7/23: Received revised appraisal report.

6) UPDATED 5/12/23: Received.   ///   Missing complete copy of the AVM; copy in file is cut off.
COMMENTS: UPDATED 5/12/23: Received.

7) UPDATED 5/16/23: Revised 1008/1003 received, including XXX account in DTI.   ///   UPDATED 5/15/23: Received 1008 - uncertain of correlation between requested XXX statement and 1008.   ///   Missing evidence XXX account XXX (account on statement XXX) has been paid in full. The account statement dated XXX has a balance of $XXX, but the final settlement statement dated XXX reflects $XXX was paid through closing.
COMMENTS: UPDATED 5/16/23: Revised 1008/1003 received, including XXX account in DTI.	Compensating Factors:

1. 706 credit score; 6 points above program minimum credit score of 700
2. 84.844% CLTV; 5.156% below 90% program maximum
3. Borrower has been employed for the last 3 years
										4. DTI ratio of 44.64%; 5.36% less than 50% program maximum	5/3/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
4/18/2024	7316-5185	XXX	XXX	XXX	1) This loan failed TRID zero fee tolerance. On the Post Consummation Closing Disclosure in file Issued XXX the "Points" increased and the Changed Circumstance Letter was unable to be applied as it occurred Post Consummation, resulting in the below TRID Tolerance Violation. Integrated Disclosures Tolerance & Reimbursement Provisions - 05/03/2023 - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.
COMMENTS: 05/11/2023 Received Borrower's Final Settlement Statement reflecting $XXX Tolerance Cure funded at Closing.  Entered into CE and received a Pass result for reimbursement testing.

2) UPDATED 5/12/23: Received termination.   ///   UPDATED 5/11/23: Received solar documents included in loan file. Provide proof the XXX has been terminated per item #9 on title.   ///   Missing proof XXX purchase agreement dated XXX in file has been terminated.  Purchase agreement indicates it is for XXX years.  Prelim item #9 Finance statement is for XXX termination dated XXX
COMMENTS: UPDATED 5/12/23: Received termination.

3) UPDATED 5/11/23: Received.   ///   Missing URLA Lender Loan information Section of final 1003
COMMENTS: UPDATED 5/11/23: Received.

4) UPDATED 5/12/23: Lender LOX received - Cleared.   ///   Missing a verbal VOE within 10 business days prior to the Note Date for XXX.
							COMMENTS: UPDATED 5/12/23: Lender LOX received - Cleared.			Compensating Factors: 1. Fico score XXX. Minimum required 700 2. CLTV XXX%. Max allowed 90% 3. DTI XXX%. Max allowed 50%	5/10/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
4/18/2024	7316-5187	XXX	XXX	XXX	1) UPDATED 5/15/23: Received revised report reflecting barred windows up to code. /// Missing appraiser's comments if the bars on the windows have or are required to have quick release mechanisms.
							COMMENTS: UPDATED 5/15/23: Received revised report reflecting barred windows up to code.			Compensating Factors: 1. Borrower has been self-employed for the last XXX years 2. DTI ratio of XXX%; XXX% less than 50% program maximum	5/12/2023	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG1	EG1	EG1	EG1	EG3	EG1
4/18/2024	7316-5191	XXX	XXX	XXX	1) The loan contains errors within one or more TRID disclosure. There is a Disclosure Tracking Reasons (LE) in file dated 04/05/2023 that reflects on XXX the Appraisal Fee increased per underwriting condition, however, there is no corresponding Loan Estimate issued within 3 days of the Changed Circumstance.
COMMENTS: 05/05/2023 Received LE dated XXX

2) This loan failed TRID zero fee tolerance.  Missing Revised Loan Estimate that corresponds with the Disclosure Tracking Reasons (LE) in file dated XXX results in the below TRID Tolerance Violation. Integrated Disclosures Tolerance & Reimbursement Provisions - 04/25/2023 - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 05/05/2023 Received LE dated XXXwith COC dated XXX.  Entered into CE and received a Pass result for Tolerance Testing.

3) UPDATED 5/9/23: Lender commentary and revised 1008/1003 received - Child Support income not being used.   ///   Missing copy of Divorce Decree supporting $XXX per month in child support income and document the borrower has been receiving it for the most recent 6 months. Child support payments must continue for the next 3 years. Loan is subject to the re-calculation of the DTI ratio.
COMMENTS: UPDATED 5/9/23: Lender commentary and revised 1008/1003 received - Child Support income not being used.

4) UPDATED 5/5/23: GL clarification received - Cleared.   ///   Missing a verbal VOE within 10 days prior to the Note Date for XXX employment with XXX The VVOE in file is dated XXX and the Note date is XXX.
COMMENTS: UPDATED 5/5/23: GL clarification received - Cleared.

5) UPDATED 4/9/23: Received Lender Loan Information pages. Child support not being used to qualify.   ///   Missing a complete copy of the final 1003 including age of dependents (child support is included in borrower's income) and missing the pages of the Lender Loan Information.
COMMENTS: UPDATED 4/9/23: Received Lender Loan Information pages. Child support not being used to qualify.

6) UPDATED 5/10/23: Received borrower LOX.   ///   UPDATED 5/9/23: Received revised 1003, however missing borrower LOX.   ///     Missing LOE regarding Section 5 Declarations item C of the 1003; borrowing $XXX from another party to complete subject transaction.
							COMMENTS: UPDATED 5/10/23: Received borrower LOX.				5/3/2023	Primary Residence	GA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
4/18/2024	7316-5192	XXX	XXX	XXX	1) Missing satisfactory signed and dated letter of explanation from the borrower regarding the following credit inquiries and whether or not any new/additional debt was incurred: XXX on XXX, XXX on XXX
COMMENTS: UPDATED 6/2/2023 LOE provided, new debt opened and already reporting on the credit report.

2) Missing signed and dated letter of explanation from Borrower for 30 day late payment reporting on credit report in XXX on XXX account ending in XXX
COMMENTS: Upon further review, condition is invalid.

3) This loan failed TRID timing of disclosures.  Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation.  Closing Disclosure in file is dated XXX and consummation date is XXX.  Disclosure Tracking Summary in file reflects the Initial CD was sent XXX, however, file does not contain a corresponding CD.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 06/01/2023 Received Initial CD dated XXX

4) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.Missing required appraisal review product (AVM). Copy of AVM provided is cut-off and illegible.
COMMENTS: 6/14/23 Rcvd new AVM with estimated value of $XXX.

5) Missing documentation to support lender addressed/cleared all high risk items on fraud report.

6) UPDATED 6/28/23: Lender commentary received - Cleared.   ///   UPDATED 6/20/23: Received questionnaire, however it does not appear to be a Full Review - Full Review questionnaire has 24 questions plus subsections to be completed.   ///   Missing Full Condominium Review Questionnaire, FNMA dated 12/2021.  Lender provided an outdated Full Review and unable to determine warranty type.
COMMENTS: UPDATED 6/28/23: Lender commentary received - Cleared.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. Borrower has been self-employed for the last XXX years
										3. DTI ratio of XXX%; XXX% less than 50% program maximum	5/31/2023	Primary Residence	FL	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
4/18/2024	7316-5196	XXX	XXX	XXX	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 720
2. XXX% LTV; XXX% below 90% program maximum
3. XXX months reserves
4. Borrower has been self-employed for the last XXX years
										5. DTI ratio of XXX%; XXX% less than 50% program maximum	5/10/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
4/18/2024	7316-5199	XXX	XXX	XXX	1) UPDATED 5/30/23: Lender LOX received - Individual assistance not granted for XXX. /// FEMA disaster area declared: Severe storm declared XXX Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
COMMENTS: UPDATED 5/30/23: Lender LOX received - Individual assistance not granted for Los Angeles county.

2) UPDATED 5/31/23: Lender LOX & supporting documentation received.   ///   UPDATED 5/30/23: Received SOS print out, however Registered Agent is listed as XXX, not the borrower.   ///   Missing verification of self-employment within 30 calendar days prior to the Note Date.
COMMENTS: UPDATED 5/31/23: Lender LOX & supporting documentation received.

3) UPDATED 5/30/23: Lender LOX received - Cleared.   ///   Missing award letter for social security/disability.
COMMENTS: UPDATED 5/30/23: Lender LOX received - Cleared.

4) UPDATED 5/30/23: Received.   ///   Missing Alternative Loan Review Form per guidelines.
COMMENTS: UPDATED 5/30/23: Received.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 720
2. XXX% LTV; XXX% below 85% program maximum
3. Borrower has been self-employed for the last XXX years
										4. DTI ratio of XXX%; XXX% less than 50% program maximum	5/26/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
4/18/2024	7316-5200	XXX	XXX	XXX	1) Missing satisfactory signed and dated letter of explanation from the borrower regarding the following credit inquiries and whether or not any new/additional debt was incurred: XXX on XXX and XXX, onXXX, Provide documentation for any new obligation(s), if applicable.
COMMENTS: UPDATED 6/2/2023 LOE on inquiries received, no new debts opened.

2) This loan failed TRID timing of disclosures.  According to the Disclosure Tracking Summary in file dated XXX the Initial Closing Disclosure is missing from the file.  Disclosure Tracking Summary reflects Closing Disclosure was Sent XXX and Received on XXX, however, it is missing from the file.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 06/01/2023 Received CD dated XXX

3) The loan contains errors within one or more TRID disclosure.  There is a Disclosure Tracking Reasons (CD) in file dated XXX that reflects a Change of Circumstance due to loan amount increasing, however, there is no corresponding Closing Disclosure in file.
COMMENTS: 06/01/2023 Received CD dated XXX

4) The loan contains errors within one or more TRID disclosure.  According to the Disclosure Tracking Summary in file dated XXX a Revised Closing Disclosure was Sent XXX and Received XXX, however, there is no corresponding Closing Disclosure in file.
COMMENTS: 06/01/2023 Received Signed Attestation that there was a system error and the CD dated XXX in file is the CD reflected on the Disclosure Tracking document as dated XXX

5) On the Residential 1-4 Deed of Trust in file dated XXX the Notary Public information on Page 7 is illegible.  Need full copy of Residential 1-4 Deed of Trust inclusive of legible Notary Public information.
COMMENTS: 06/01/2023 Received clear copy of Recorded Deed of Trust reflecting legible Notary Public information.

6) //UPDATE:  06/01/2023 Received Notice of Right to Cancel signed by Non-Borrowing Spouse.  WHAT IS NEEDED is a full clear copy of the Notice of Right to Cancel Signed by Borrower "XXX".The Notice of Right to Cancel in file dated XXX for Borrower XXX is incomplete as the Borrower's signature line is cut off.  Need complete copy of the Borrower's Notice of Right to Cancel, inclusive of signature line.
COMMENTS: 06/01/2023 Received clear full copy of executed Notice of Right to Cancel for borrower XXX

//UPDATE:  06/01/2023 Received Notice of Right to Cancel signed by Non-Borrowing Spouse.  WHAT IS NEEDED is a full clear copy of the Notice of Right to Cancel Signed by Borrower "XXX".

7) UPDATED 6/9/2023 - The investor accepts the verified date for the 10 day requirement, condition cleared.  // UPDATED 6/6/2023 - The Verified on date is the date the verification was ordered, the "current as of date" is what needed to be within the 10 days of note date. // Missing Verbal VOE dated within 10 days of Note Date for XXX.  Third Party Verification is allowable, as long as the "Current As of Date is within 10 days of Note Date.  Work Number verification for XXX is not within 10 days of Note Date.
COMMENTS: UPDATED 6/9/2023 - The investor acepts the verified date for the 10 day requirement, condition cleared.

8) UPDATED 6/1/23: Received revised title.   ///  Missing Title Supplement updating Loan Amount.
COMMENTS: UPDATED 6/1/23: Received revised title.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX% LTV; XXX% below 90% program maximum
3. Borrower has been employed for the last XXX years
										4. DTI ratio of XXX%; XXX% less than 50% program maximum	5/23/2023	Primary Residence	AZ	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
4/18/2024	7316-5201	XXX	XXX	XXX	1) UPDATED 5/16/23: Received revised report. /// Missing comments from appraiser if ADU is separate from Gross Living Area of the primary residence and if it affects Marketability.
							COMMENTS: UPDATED 5/16/23: Received revised report.			Compensating Factors: 1) XXX, max 50% 2) LTV/CLTV XXX% max 90% 3) FICO XXX, min 720 4) Borrower paying off debt and IRS taxes	5/12/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
4/18/2024	7316-5207	XXX	XXX	XXX	1) UPDATED 6/5/23: Received lender LOX - Monthly payment is calculated based off the electricity used. /// Missing Solar Financing statement verifying monthly payment to be included in DTI
COMMENTS: UPDATED 6/5/23: Received lender LOX - Monthly payment is calculated based off the electricity used.

2) UPDATED 6/5/23: Lender LOX received - property just purchased in XXX.   ///   Missing 12 month mortgage history for XXX; mortgage is rated from XXX - XXX.
COMMENTS: UPDATED 6/5/23: Lender LOX received - property just purchased in XXX

3) UPDATED 6/5/23: Received.   ///   Missing gap credit report or soft pull dated within 15 days of the note date.
							COMMENTS: UPDATED 6/5/23: Received.			Compensating Factors: 1. Fico score is XXX. Minimum required 720 2. DTI XXX, Max allowed 50%	5/25/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
4/18/2024	7316-5211	XXX	XXX	XXX	1) The loan contains errors within one or more TRID disclosure. According to the Disclosure Tracking Summary in file dated XXX a Revised Closing Disclosure was Sent XXX and Received on XXX, however, there is no corresponding Closing Disclosure in file. Unable to complete regulatory compliance check and TRID Monitoring.
							COMMENTS: 05/26/2023 Received an explanation that there was a system error and the CD in file dated XXX is the CD reflected on the Disclosure Tracking Summary as XXX.			Compensating Factors: 1) XXX%, max 50% 2) LTV/CLTV XXX, max 90% 3) FICO XXX, min 720	5/25/2023	Primary Residence	GA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
4/18/2024	7316-5212	XXX	XXX	XXX	1) This loan failed the TILA Right of Rescission test. The funding date is before the third business day following consummation. The rescission "midnight of" date is XXX and according to the Closing Disclosure dated XXX, the loan funded on XXX resulting in the below TILA Violation. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting accurate Interest From and Disbursement dates.This loan failed the TILA right of rescission test.Closed-end (12 CFR 1026.23(a)(3), transferred from 12 CFR 226.23(a)(3)), Open-end (12 CFR 1026.15(a)(3), transferred from 12 CFR 226.15(a)(3))The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR 1026.23 or 1026.15, or delivery of all material disclosures, whichever occurs last.
COMMENTS: 06/22/2023 Received PC CD dated XXX reflecting accurate Funding date of XXX.  Entered into CE and received a Pass result for this test.

2) UPDATED 6/28/23: Received.   ///   Missing copy of senior lien note. The Note provided, dated XXX, is not the current Senior Lien Note.
COMMENTS: UPDATED 6/28/23: Received.

3) UPDATED 6/23/23: AVM Received.   ///   Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.Missing required appraisal review product (AVM).
COMMENTS: UPDATED 6/23/23: AVM Received.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 720
2. XXX% LTV; XXX% below 85% program maximum
3. Co-borrower has been self-employed for the last XXX years
										4. DTI ratio of XXX%; XXX% less than 50% program maximum	6/2/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
4/18/2024	7316-5256	XXX	XXX	XXX	1) UPDATED 6/21/23: Lender commentary received - XXX debts included in DTI. /// Missing clarification why the XXX financing statement disclosed as item #11 of the prelim was deleted (noted UCC financing termination statement in file), however, credit report reflects there is still an outstanding balance - XXX #XXX $XXX
COMMENTS: UPDATED 6/21/23: Lender commentary received - XXX debts included in DTI.

2) UPDATED 6/22/23: Received.   ///   Missing URLA Lender Loan Information Section of final 1003 and complete Schedule of Real Estate; 1003 is missing the property located at XXX
COMMENTS: UPDATED 6/22/23: Received.

3) UPDATED 7/6/23: Received.   ///   Missing HOI policy for subject property with the correct 1st Mortgagee
COMMENTS: UPDATED 7/6/23: Received.

4) UPDATED 7/13/23: Upon additional guidance, condition no longer required.   ///   Missing copy of Note for existing 1st Mortgage withXXX #XXX verifying terms
COMMENTS: UPDATED 7/13/23: Upon additional guidance, condition no longer required.

5) Missing complete copy of the AVM; the report in the file is cutoff.
COMMENTS: UPDATED 6/26/2023 full and complete AVM provided, condition cleared.

6) UPDATED 6/22/23: Received credit report, however insufficient to clear condition. XXX statement reflects a Bankruptcy message that must be addressed. Provide explanation to ensure seasoning requirements have been met.   ///    Missing clarification regarding the bankruptcy message on the mortgage statement for the senior lien; unable to determine if the borrower has met the required seasoning period.
COMMENTS: UPDATED 6/22/23: Receved credit report showing no bankrupties, condition cleared.

7) UPDATED 7/13/23: Received current unexpired CPA license.   ///   UPDATED 6/30/23: Lender LOX received, however insufficient to clear condition. Per SOS as of XXX, XXX is listed as a XXX and potentially owns a portion of the business.   ///   UPDATED 6/26/23 Received correspondence to use 50% expense factor and waive CPA condition, but missing proof the borrower has 100% ownership of the business, XXX, as the Statement of Information filed on XXX reflects 2 officers and 2 directors. /// UPDATED 6/22/23: Received same documentation already included in loan file which reflects CPA License expired XXX. Still need updated CPA validation reflecting license is current and active.   ///   Missing updated validation for CPA; documentation in file has an expiration date of XXX.
COMMENTS: UPDATED 7/13/23: Received current unexpired CPA license.	1) UPDATED 6/23/23: Upon additional review, Client elects to waive condition. Compensating factor.1. Fico score is XXX. Minimum required 720 2. CLTV XXX%. Max allowed 80%3. DTI XXX%. Max allowed 50%UPDATED 6/23/23: Lender LOX received - loan was reviewed to 2/22/23 guidelines as loan was locked on XXX, prior to updated guidelines of 5/24/23. If 5/24/23 guidelines are to be used, loan would need to be re-reviewed. Please advise how to proceed. /// UPDATED 6/22/23: Lender commentary received - loan was reviewed to 2/22/23 guidelines as loan was locked on XXX, prior to updated guidelines of 5/24/23. Condition still applicable. /// UPDATED 6/21/23: Received Lender LOX reflecting guideline change effective 5/24/23, however loan was locked on XXX - condition still applies. /// Guidelines require that any deferred balance must be paid through closing. XXX #XXX 1st Lien on subject property has a deferred balance of $XXX according to mortgage statement in file. Missing evidence the deferred balance has been paid off.
COMMENTS: UPDATED 6/23/23: Upon additional review, Client elects to waive condition.

Compensating factor.

1.  Fico score is XXX.  Minimum required 720
2.  CLTV XXX%.  Max allowed 80%
									3. DTI XXX.%. Max allowed 50%	Compensating factor. 1. Fico score is XXX. Minimum required 720 2. CLTV XXX%. Max allowed 80% 3. DTI XXX.%. Max allowed 50%	6/16/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
4/18/2024	7316-5222	XXX	XXX	XXX	1) UPDATED 6/19/23: Lender LOX received - Cleared. /// Unable to determine if a deferred balance is included in the loan modification terms per the modification agreement item 2 under the modified loan terms section for the existing senior mortgage lien withXXX XXX. (The mortgage statement is insufficient to determine)
COMMENTS: UPDATED 6/19/23: Lender LOX received - Cleared.

2) UPDATED 7/14/23: Received 442 with double-strapped water heater.   ///   UPDATED 6/13/2023 - Photo indicates only one strap, condition remains. // Missing 442 with photo verifying the water heater has been double strapped to meet code.
COMMENTS: UPDATED 7/14/23: Received 442 with double-strapped water heater.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. CLTV XXX%, 75% program maximum
3. Borrower has been self-employed for the last XXX years
										4. DTI ratio of XXX%; XXX% less than 50% program maximum	6/12/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
4/18/2024	7316-5227	XXX	XXX	XXX	1) UPDATED 6/19/23: Lender commentary received - Cleared. /// Letter of explanation for difference in household size from the initial application to the final application. Subject to additional documentation upon review of the LOE.
COMMENTS: UPDATED 6/19/23: Lender commentary received - Cleared.

2) UPDATED 6/20/23: Received.   ///   UPDATED 6/19/23: Lender commentary received - Modification Agreement required to confirm payment is accurate for DTI purposes.   ///   Missing copy of Loan Modification for property XXX with XXX account XXX mortgage shows a deferred balance of $XXX.
							COMMENTS: UPDATED 6/20/23: Received.			Compensating Factors: 1) DTI XXX%, max 50% 2) CLTV XXX%, max 90% 3) FICO XXX, min 720	6/9/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
4/18/2024	7316-5229	XXX	XXX	XXX	1) Mortgage is missing the legal description. Mortgage in file reflects "SEE LEGAL DESCRIPTION ATTACHED HERETO AND MADE A PART HEREOF AS EXHIBIT "A"." on Page 2, however, legal description is missing. Need full copy of Mortgage inclusive of legal description and any riders.
COMMENTS: 07/06/2023 Received full copy of Mortgage inclusive of Legal Description.

2) UPDATED 7/28/23: Received first lien title policy.   ///   UPDATED 7/7/23: Lender commentary received. Provide title report for first lien transaction dated XXX in the amount of $5XXX   ///   Title report missing first mortgage lien with XXX dated 12/2022 for $XXX
COMMENTS: UPDATED 7/28/23: Received first lien title policy.

3) UPDATED 7/7/23: Lender commentary received - Subject county not granted Individual Assistance.   ///   FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines. Last Hurricane was 11/30/2022 Hurricane Nicole appraisal was completed on XXX/
COMMENTS: UPDATED 7/7/23: Lender commentary received - Subject county not granted Individual Assistance.

4) UPDATED 7/7/23: Lender LOX received.   ///   Missing clarification that the XXX account XXX does not have a balance of $XXX /$XXX as noted on the 1003.
							COMMENTS: UPDATED 7/7/23: Lender LOX received.			Compensating Factors: 1) LTV/CLTV XXX%, max 80% 2) FICO XXX. min 720 3) Max Cashout exceeds points and fees	6/29/2023	Primary Residence	FL	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
4/18/2024	7344-5247	XXX	XXX	XXX	1) UPDATED 6/12/2023 - Evidence judgment has been satisfied has been provided. // Missing evidence the judgment of $XXX dated XXX with XXX noted on fraud guard has been satisfied; guidelines do not allow any open judgments.
COMMENTS: UPDATED 6/12/2023 - Evidence judgment has been satisfied has been provided.

2) UPDATED 6/8/23 Received clarification from investor; condition not required.///Missing the appraiser's comments or photos if the subject property meets the state/county codes for water heaters, smoke alarm and CO detectors.
COMMENTS: UPDATED 6/8/23 Received clarification from investor; condition not required. Email from Taos indicates smoke and CO detectors are not required.	1) UPDATED 6/12/2023 - Email saying rural is okay was provided however a complete, executed waiver form is required to waive // Subject is located in a rural area per the appraisal report; guidelines cite rural properties are ineligible property types.
COMMENTS: Clilent elects to waive with compensating factors:
1. DTI is greater than 10% more than program minimum
									2. XXX years in current job	Compensating Factors: 1) DTI XXX%, max 50%	6/7/2023	Primary Residence	AZ	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
4/18/2024	7322-5257	XXX	XXX	XXX	1) UPDATED 6/20/23: Borrower LOX received. /// Missing LOE regarding the following credit inquiries and whether or not any new/additional debt was incurred: XXX on XXX, XXX on XXX and XXX, Provide documentation for any new obligation(s), if applicable.
COMMENTS: UPDATED 6/20/23: Borrower LOX received.

2) UPDATED 6/20/23: Lender LOX received - Cleared.   ///   Missing copy of Senior Lien Note with XXX account XXX.
COMMENTS: UPDATED 6/20/23: Lender LOX received - Cleared.

3) UPDATED 6/20/23: Lender LOX received - 5% of balance used to calculate payment and included in DTI.   ///   Missing supporting documentation for the exclusion of XXX XXX balance of $XXX / $XXX payment opened since XXX. Note Credit report reflects the account is a Commercial Transaction with Personal Liability, Guarantee or Written Instruction. Subject to recalculation of debt to income ratio.
COMMENTS: UPDATED 6/20/23: Lender LOX received - 5% of balance used to calculate payment and included in DTI.

4) UPDATED 6/20/23: SSV received.   ///   Missing validation of the borrower's SSN.
							COMMENTS: UPDATED 6/20/23: SSV received.			Compensating Factors: 1) DTI XXX%, max 50% 2) LTV/CLTV XXX%, max 85% 3) FICO XXX, min 720	6/16/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
4/18/2024	7316-5244	XXX	XXX	XXX	1) UPDATED 7/7/23: Received. /// Missing credit report dated XXX or at time of application to reflect credit repository scores. Credit report provided is for a XXX
COMMENTS: UPDATED 7/7/23: Received.

2) UPDATED 7/10/23: Lender commentary received - letter includes digital signature date stamp (XXX)   ///   Missing CPA letter dated within 30 days of the note..  CPA letter in file is not dated.  California Secretary of State business search is not dated
COMMENTS: UPDATED 7/10/23: Lender commentary received - letter includes digital signature date stamp (5/25/23.)	1) This loan failed the TILA Right of Rescission test. The funding date is before the third business day following consummation. The rescission "midnight of" date was XXX and according to the Closing Disclosure dated XXX, the loan funded on XXX resulting in the below TILA Violation. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate Interest From and Disbursement dates.Federal TILAThis loan failed the TILA right of rescission test.Closed-end (12 CFR 1026.23(a)(3), transferred from 12 CFR 226.23(a)(3)), Open-end (12 CFR 1026.15(a)(3), transferred from 12 CFR 226.15(a)(3))The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR 1026.23 or 1026.15, or delivery of all material disclosures, whichever occurs last.
								COMMENTS: 07/07/2023 Received PC CD dated XXX reflecting accurate Interest From date. Entered into CE and received a Pass result for this test.		Compensating Factors: 1) XXX%, max 50% 2) LTV/CLTV XXX%, max 85% 3) Residual income of $XXX	6/26/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
4/18/2024	7322-5260	XXX	XXX	XXX	1) Missing Year End XXX P&L for XXX. Borrower filed an extension for XXX. Only YTD P&L in file. Subject to income recalculation	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX% LTV; XXX% below 90% program maximum
3. Borrower has been self-employed for the last XXX years
										4. DTI ratio of XXX%; XXX% less than 50% program maximum	6/20/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
4/18/2024	7322-5266	XXX	XXX	XXX	1) UPDATED 7/11/23: Lender LOX received - Removed Open XXX account from cash in hand. /// UPDATED 7/7/23: Received Lender LOX and revised 1008 to include debts in DTI, however 30 day XXX account is not being included in revised DTI/1008. Per updated credit report, balance is $XXX with $XXX being paid at closing for a difference of $XXX. Using 5% of the remaining balance of $XXX equals a monthly payment of $XXX resulting in a DTI of XXX%. /// Missing pay off demands for XXX #XXX, XXX XXX #XXX, XXX/XXX #XXX, XXX #XXX. Balances on credit report dated XXX greater than balance pay offs on Final CD issued XXX
COMMENTS: UPDATED 7/11/23: Lender LOX received - Removed Open XXX account from cash in hand.

2) UPDATED 7/7/23: Received.   ///   Missing YTD Pay stub verifying 1 full month YTD earnings to support income of $XXX/mo
COMMENTS: UPDATED 7/7/23: Received.

3) UPDATED 7/10/23: Lender LOX received - Cleared.   ///   UPDATED 7/7/23: Received Borrower and Lender LOX. Lender LOX reflects XXX credit pull was from lenders subject transaction, however XXX credit report in file was pulled through Xactus and not UniversalCIS.   ///   Missing LOE for recent credit inquiries:  UniversalCIS XXX, Credit Plus XXX
COMMENTS: UPDATED 7/10/23: Lender LOX received - Cleared.

4) UPDATED 7/6/23: Received Cleared Fraud Report.   ///   Missing complete copy of the Drive Report.
							COMMENTS: UPDATED 7/6/23: Received Cleared Fraud Report.			Compensating Factors: 1. CLTV XXX%. Max allowed 90% 2. XXX months reserves. 0 reserves required	7/5/2023	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
4/18/2024	7316-5264	XXX	XXX	XXX						Compensating Factors: 1) DTI XXX%, max 45% 2) Residual income $XXX	7/3/2023	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1